INTANGIBLE ASSETS OTHER THAN GOODWILL - Movement and balances of identifiable intangible assets (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	$ 668,822,553	$ 663,272,878
Additions		3,296,558	$ 3,718,038
Amortization	(2,457,978)	(2,124,740)
Other increases (decreases)	(5,414,242)	(3,956,377)
Ending balance	675,075,375	668,822,553	663,272,878
Distribution rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	661,026,400	656,294,617
Amortization	(133,753)	(112,601)
Other increases (decreases)	(5,862,549)	(4,844,384)
Ending balance	666,755,196	661,026,400	656,294,617
Others
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	430,196	470,918
Amortization		(40,722)
Other increases (decreases)	(26,567)
Ending balance	456,763	430,196	470,918
Software
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	7,365,957	6,507,343
Additions		3,296,558	3,718,038
Amortization	(2,324,225)	(1,971,417)
Other increases (decreases)	474,874	888,007
Ending balance	$ 7,863,416	$ 7,365,957	$ 6,507,343